XAI Octagon Floating Rate & Alternative Income Term Trust

Schedule of Investments
June 30, 2023 (Unaudited)

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT(b)- 26.83%* (16.21% of Total Investments)
Anchorage Capital CLO 13 LLC, CLO 2021-13A, ER(c)	11.96%	3M US L + 6.70%	04/15/2034	$1,500,000	$1,340,333
Anchorage Capital CLO 16, Ltd., CLO 2021-16A, ER(c)	12.62%	3M US L + 7.35%	01/19/2035	2,000,000	1,847,737
Anchorage Capital CLO 17, Ltd., CLO 2021-17A, E(c)	12.12%	3M US L + 6.86%	07/15/2034	1,250,000	1,122,730
Anchorage Capital CLO 19, Ltd., CLO 2021-19A, F(c)	12.51%	3M US L + 7.25%	10/15/2034	1,000,000	735,085
Anchorage Capital CLO 21, Ltd., CLO 2021-21A, E(c)	12.60%	3M US L + 7.35%	10/20/2034	500,000	454,621
Anchorage Capital CLO 4-R, Ltd., CLO 2018-4RA, E(c)	10.77%	3M US L + 5.50%	01/28/2031	2,000,000	1,682,302
Anchorage Capital CLO 9, Ltd., CLO 2021-9A, ER2(c)	12.08%	3M US L + 6.82%	07/15/2032	2,000,000	1,765,165
Apidos CLO XLV, Ltd., CLO 2023-45A, E(c)	13.56%	3M SOFR + 8.40%	04/26/2036	500,000	485,152
Apidos CLO XXVII, CLO 2017-27A, D(c)	11.66%	3M US L + 6.40%	07/17/2030	375,000	345,740
Apidos CLO XXXII, CLO 2020-32A, E(c)	12.00%	3M US L + 6.75%	01/20/2033	250,000	233,766
ARES LI CLO, Ltd., CLO 2021-51A, ER(c)	12.11%	3M US L + 6.85%	07/15/2034	250,000	219,181
ARES Loan Funding III, Ltd., CLO 2022-ALF3A, E(c)	12.65%	3M SOFR + 7.58%	07/25/2035	1,000,000	972,139
Ares LV CLO, Ltd., CLO 2021-55A, ER(c)	11.61%	3M US L + 6.35%	07/15/2034	1,525,000	1,404,891
Atrium IX, CLO 2017-9A, ER(c)	11.91%	3M US L + 6.45%	05/28/2030	900,000	828,378
Atrium XIV LLC, CLO 2018-14A, E(c)	10.91%	3M US L + 5.65%	08/23/2030	500,000	466,224
Battalion CLO, Ltd., CLO 2021-21A, E(c)	11.72%	3M US L + 6.46%	07/15/2034	1,000,000	804,838
Benefit Street Partners CLO XVII, Ltd., CLO 2021-17A, ER(c)	11.35%	3M US L + 6.35%	07/15/2032	1,100,000	975,432
Benefit Street Partners CLO XXIV, Ltd., CLO 2021-24A, E(c)	11.86%	3M US L + 6.61%	10/20/2034	1,000,000	921,992
Benefit Street Partners CLO XXIX, CLO 2022-29A, E(c)	12.39%	3M SOFR + 7.81%	01/25/2036	1,750,000	1,705,237
Carlyle Global Market Strategies, CLO 2022-2A, D(c)	12.45%	3M SOFR + 7.40%	04/20/2035	800,000	744,864
Carlyle US CLO 2022-5, Ltd., CLO 2022-5A, E(c)	13.45%	3M SOFR + 8.46%	10/15/2035	2,000,000	1,990,289
CIFC Funding 2015-I, Ltd., CLO 2015-1A, ERR(c)	11.27%	3M US L + 6.00%	01/22/2031	500,000	432,647
CIFC Funding 2019-III, Ltd., CLO 2021-3A, DR(c)	12.06%	3M US L + 6.80%	10/16/2034	2,750,000	2,581,913
CIFC Funding 2019-V, Ltd., CLO 2021-5A, DR(c)	12.04%	3M US L + 6.78%	01/15/2035	1,000,000	929,477
CIFC Funding 2019-VI, Ltd., CLO 2019-6A, E(c)	12.66%	3M US L + 7.40%	01/16/2033	500,000	472,021
CIFC Funding 2022-I, Ltd., CLO 2022-1A, E(c)	11.39%	3M SOFR + 6.40%	04/17/2035	2,000,000	1,845,912
CIFC Funding 2022-III, Ltd., CLO 2022-3A, E(c)	12.33%	3M SOFR + 7.27%	04/21/2035	850,000	800,110
Elmwood CLO 18, Ltd., CLO 2022-5A, E(c)	12.75%	3M SOFR + 7.76%	07/17/2033	600,000	592,840
Elmwood CLO II, Ltd., CLO 2021-2A, DR(c)	8.25%	3M US L + 3.00%	04/20/2034	1,250,000	1,199,812
Elmwood CLO VI, Ltd., CLO 2021-3A, ER(c)	11.75%	3M US L + 6.50%	10/20/2034	1,750,000	1,673,340
Elmwood CLO XI, Ltd., CLO 2021-4A, E(c)	11.25%	3M US L + 6.00%	10/20/2034	750,000	697,647
GoldenTree Loan Management US CLO 16, Ltd., CLO 2022-16A, E(c)	11.80%	3M SOFR + 6.75%	01/20/2035	1,000,000	963,363
HPS Loan Management, Ltd., CLO 2017-11A, F(c)	13.17%	3M US L + 7.85%	05/06/2030	1,000,000	737,709
Madison Park Funding LX, Ltd., CLO 2022-60A, E(c)	13.57%	3M SOFR + 8.95%	10/25/2035	1,250,000	1,252,545
Madison Park Funding LXIII, Ltd., CLO 2023-63A, E(c)	13.65%	3M SOFR + 8.57%	04/21/2035	1,250,000	1,225,238
Madison Park Funding XLVI, Ltd., CLO 2021-46A, ER(c)	11.51%	3M US L + 6.25%	10/15/2034	550,000	512,162
Madison Park Funding XLVIII, Ltd., CLO 2021-48A, E(c)	11.52%	3M US L + 6.25%	04/19/2033	1,500,000	1,402,600
Madison Park Funding XVII, Ltd., CLO 2015-17A, FR(c)	12.74%	3M US L + 7.48%	07/21/2030	1,000,000	704,058
Madison Park Funding XXVII, Ltd., CLO 2018-27A, D(c)	10.25%	3M US L + 5.00%	04/20/2030	1,500,000	1,352,611
Madison Park Funding XXXVII, Ltd., CLO 2021-37A, ER(c)	11.41%	3M US L + 6.15%	07/15/2033	750,000	702,051
Magnetite XXIV, Ltd., CLO 2022-24A, ER(c)	11.39%	3M SOFR + 6.40%	04/15/2035	500,000	459,282
Neuberger Berman Loan Advisers CLO 24, Ltd., CLO 2017-24A, E(c)	11.29%	3M US L + 6.02%	04/19/2030	1,000,000	897,143
Neuberger Berman Loan Advisers CLO 32, Ltd., CLO 2021-32A, ER(c)	11.37%	3M US L + 6.10%	01/20/2032	1,500,000	1,381,073
Neuberger Berman Loan Advisers CLO 40, Ltd., CLO 2021-40A, E(c)	11.11%	3M US L + 5.85%	04/16/2033	1,670,000	1,528,147
OHA Credit Funding 11, Ltd., CLO 2022-11A, E(c)	12.28%	3M SOFR + 7.25%	07/19/2033	550,000	530,981

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT(b) (continued)
OHA Credit Funding 12, Ltd., CLO 2022-12A, E(c)	12.81%	3M SOFR + 7.76%	07/20/2033	$1,000,000	$992,040
OHA Credit Funding 2, Ltd., CLO 2021-2A, ER(c)	11.62%	3M US L + 6.36%	04/21/2034	1,000,000	943,400
OHA Credit Funding 5, Ltd., CLO 2020-5A, E(c)	11.51%	3M US L + 6.25%	04/18/2033	1,000,000	944,451
OHA Credit Funding 7, Ltd., CLO 2022-7A, ER(c)	11.28%	3M SOFR + 6.25%	02/24/2037	900,000	839,352
OHA Credit Funding 9, Ltd., CLO 2021-9A, E(c)	11.52%	3M US L + 6.25%	07/19/2035	1,000,000	949,358
Rad CLO 10, Ltd., CLO 2021-10A, E(c)	11.12%	3M US L + 5.85%	04/23/2034	2,000,000	1,822,402
Rad CLO 11, Ltd., CLO 2021-11A, E(c)	11.51%	3M US L + 6.25%	04/15/2034	1,300,000	1,183,840
Rad CLO 12, Ltd., CLO 2021-12A, E(c)	11.65%	3M US L + 6.35%	10/30/2034	2,000,000	1,767,476
Regatta VII Funding, Ltd., CLO 2021-1A, ER2(c)	11.91%	3M US L + 6.40%	06/20/2034	1,000,000	897,556
Regatta VIII Funding, Ltd., CLO 2017-1A, E(c)	11.36%	3M US L + 6.10%	10/17/2030	500,000	467,480
Regatta XII Funding, Ltd., CLO 2021-1A, ER(c)	11.61%	3M US L + 6.35%	10/15/2032	500,000	471,327
Regatta XIV Funding, Ltd., CLO 2018-3A, E(c)	11.21%	3M US L + 5.95%	10/25/2031	750,000	643,937
Regatta XIX Funding, Ltd., CLO 2022-1A, E(c)	11.93%	3M SOFR + 6.88%	04/20/2035	500,000	481,869
Regatta XVI Funding, Ltd., CLO 2019-2A, E(c)	12.26%	3M US L + 7.00%	01/15/2033	1,400,000	1,329,026
Regatta XXII Funding, Ltd., CLO 2022-2A, E(c)	12.24%	3M SOFR + 7.19%	07/20/2035	1,350,000	1,273,362
Regatta XXIII Funding, Ltd., CLO 2021-4A, E(c)	11.95%	3M US L + 6.70%	01/20/2035	2,750,000	2,545,576
Regatta XXIV Funding, Ltd., CLO 2021-5A, E(c)	12.05%	3M US L + 6.80%	01/20/2035	250,000	237,699
RR 19, Ltd., CLO 2021-19A, D(c)	11.76%	3M US L + 6.50%	10/15/2035	500,000	472,683
Sound Point CLO II, Ltd., CLO 2013-1A, B2R(c)	10.77%	3M US L + 5.50%	01/26/2031	250,000	160,646
Sound Point CLO XVIII, Ltd., CLO 2017-4A, D(c)	10.75%	3M US L + 5.50%	01/21/2031	500,000	333,681
Symphony CLO XXI, Ltd., CLO 2019-21A ER, ER(c)	11.86%	3M US L + 6.60%	07/15/2032	1,000,000	858,212
Symphony CLO XXIV, Ltd., CLO 2021-24A, E(c)	12.27%	3M US L + 7.00%	01/23/2032	1,000,000	931,982
THL Credit Wind River 2019-1 CLO, Ltd., CLO 2021-1A, ER(c)	11.85%	3M US L + 6.60%	07/20/2034	875,000	687,889
THL Credit Wind River CLO, Ltd., CLO 2017-4A, E(c)	11.18%	3M US L + 5.80%	11/20/2030	500,000	422,045
THL Credit Wind River CLO, Ltd., CLO 2021-1A, EE(c)	11.32%	3M US L + 7.06%	04/18/2036	1,500,000	1,261,772
Voya CLO 2020-2, Ltd., CLO 2021-2A, ER(c)	11.67%	3M US L + 6.40%	07/19/2034	1,125,000	1,053,770
Wind River 2021-3 CLO, Ltd., CLO 2021-3A, E(c)	11.85%	3M US L + 6.60%	07/20/2033	1,000,000	858,861
Total Collateralized Loan Obligations Debt (Cost $75,396,778)				$77,620,000	$70,752,470

COLLATERALIZED LOAN OBLIGATIONS EQUITY(d)- 53.16%* (32.11% of Total Investments)
ALM 2020, Ltd., CLO 2020-1A, SUB(c)	N/A	Estimated yield of 6.17%	10/15/2029	5,000,000	1,667,865
Anchorage Capital CLO 13 LLC, CLO 2019-13A, SUB(c)	N/A	Estimated yield of 16.42%	04/15/2034	7,000,000	4,392,500
Anchorage Capital CLO 16, Ltd., CLO 2020-16A, SUB(c)	N/A	Estimated yield of 16.41%	01/19/2035	2,500,000	1,425,000
Anchorage Capital CLO 18, Ltd., CLO 2021-18A, SUB(c)	N/A	Estimated yield of 17.55%	04/15/2034	850,000	551,895
Anchorage Capital CLO 19, Ltd., CLO 2021-19A, SUB(c)	N/A	Estimated yield of 15.98%	10/15/2034	7,000,000	4,200,700
Anchorage Capital CLO 1-R, Ltd., CLO 2018-1RA, SUB(c)	N/A	Estimated yield of 11.82%	04/13/2031	4,150,000	1,658,684
Anchorage Capital CLO 20, Ltd., CLO 2021-20A, SUB(c)	N/A	Estimated yield of 15.21%	01/20/2035	1,750,000	1,076,425
Anchorage Capital CLO 3-R, Ltd., CLO 2014-3RA, SUB(c)	N/A	Estimated yield of 11.16%	01/28/2031	1,400,000	418,054
Anchorage Capital CLO 7, Ltd., CLO 2015-7A, SUBA(c)	N/A	Estimated yield of 20.26%	01/28/2031	1,750,000	505,645
Apidos CLO XXVII, CLO 2017-27A, SUB(c)	N/A	Estimated yield of 6.18%	07/17/2030	1,300,000	226,720
ARES LI CLO, Ltd., CLO 2019-51A, SUB(c)	N/A	Estimated yield of 16.39%	07/15/2034	2,646,041	1,353,140
ARES LI CLO, Ltd., CLO 2019-51A, INC(c)	N/A	Estimated yield of 17.86%	07/15/2034	1,699,959	869,330
Ares XLI CLO, Ltd., CLO 2016-41A, SUB(c)	N/A	Estimated yield of 18.76%	04/15/2034	2,343,500	863,662
ARES XLIV CLO, Ltd., CLO 2017-44A, SUB(c)	N/A	Estimated yield of 15.48%	04/15/2034	2,845,572	895,786
Battalion CLO XV, Ltd., CLO 2020-15A, SUB(c)	N/A	Estimated yield of 13.06%	01/17/2033	4,500,000	2,725,571
Battalion CLO XVI, Ltd., CLO 2019-16A, SUB(c)	N/A	Estimated yield of 12.54%	12/19/2032	3,500,000	1,863,750
Carbone CLO, Ltd., CLO 2017-1A, SUB(c)	N/A	Estimated yield of 10.99%	01/20/2031	7,850,000	3,287,195
CARLYLE US CLO 2021-5, Ltd., CLO 2021-5A, SUB(c)	N/A	Estimated yield of 16.22%	07/20/2034	4,000,000	2,667,392
Carlyle US CLO, Ltd., CLO 2020-4A, SUBA(c)	N/A	Estimated yield of 21.59%	04/15/2035	8,740,000	6,679,694
Catamaran CLO, Ltd., CLO 2015-1A, SUB(c)	N/A	Estimated yield of 0.00%	04/22/2027	750,000	405
CIFC Funding 2017-III, Ltd., CLO 2017-3A, SUB(c)	N/A	Estimated yield of 5.23%	07/20/2030	1,400,000	389,508
CIFC Funding 2017-V, Ltd., CLO 2017-5A, SUB(c)	N/A	Estimated yield of 6.90%	11/16/2030	4,500,000	1,473,435
CIFC Funding 2018-I, Ltd., CLO 2018-1A, SUB(c)	N/A	Estimated yield of 12.37%	04/18/2031	3,250,000	1,559,197
CIFC Funding 2018-III, Ltd., CLO 2018-3A, SUB(c)	N/A	Estimated yield of 12.33%	07/18/2031	3,000,000	1,329,873

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY(d) (continued)
CIFC Funding 2019-III, Ltd., CLO 2019-3A, SUB(c)	N/A	Estimated yield of 18.99%	10/16/2034	$750,000	$524,925
CIFC Funding 2019-V, Ltd., CLO 2019-5A, SUB(c)	N/A	Estimated yield of 20.41%	01/15/2035	1,000,000	700,000
CIFC Funding 2019-V, Ltd., CLO 2019-5A, INC(c)	N/A	Estimated yield of 18.71%	01/15/2035	2,500,000	1,750,000
CIFC Funding 2020-II, Ltd., CLO 2020-2A, INC(c)	N/A	Estimated yield of 27.82%	10/20/2034	1,000,000	706,613
CIFC Funding 2020-III, Ltd., CLO 2020-3A, SUB(c)	N/A	Estimated yield of 21.09%	10/20/2034	150,000	106,485
CIFC Funding 2021-II, CLO 2021-2A, SUB(c)	N/A	Estimated yield of 17.91%	04/15/2034	4,000,000	2,752,932
CIFC Funding 2021-VII, Ltd., CLO 2021-7A, SUB(c)	N/A	Estimated yield of 19.32%	01/23/2035	1,000,000	730,000
Dryden 43 Senior Loan Fund, CLO 2016-43A, SUB(c)	N/A	Estimated yield of 13.54%	04/20/2034	3,000,000	1,434,600
Dryden 87 CLO, Ltd., CLO 2021-87A, SUB(c)	N/A	Estimated yield of 16.87%	05/20/2034	2,000,000	1,290,400
Dryden 95 CLO, Ltd., CLO 2021-95A, SUB(c)	N/A	Estimated yield of 17.19%	08/20/2034	1,750,000	1,060,101
Elmwood CLO 14, Ltd., CLO 2022-1A, SUB(c)	N/A	Estimated yield of 20.66%	04/20/2035	10,000,000	7,800,000
Elmwood CLO I, Ltd., CLO 2019-1A, SUB(c)	N/A	Estimated yield of 14.61%	10/20/2033	6,000,000	3,518,400
Elmwood CLO II, Ltd., CLO 2019-2A, SUB(c)	N/A	Estimated yield of 17.16%	04/20/2034	6,500,000	4,626,557
Elmwood CLO III, Ltd., CLO 2019-3A, SUB(c)	N/A	Estimated yield of 16.75%	10/20/2034	5,250,000	3,477,600
Elmwood CLO VII, Ltd., CLO 2020-4A, SUB(c)	N/A	Estimated yield of 16.94%	01/17/2034	8,350,000	5,951,997
Elmwood CLO VIII, Ltd., CLO 2021-1A, SUB(c)	N/A	Estimated yield of 16.61%	01/20/2034	5,000,000	3,681,435
Invesco CLO, Ltd., CLO 2021-1A, SUB(c)	N/A	Estimated yield of 18.15%	04/15/2034	3,000,000	2,051,076
Invesco CLO, Ltd., CLO 2021-2A, SUB(c)(e)	N/A	Estimated yield of 16.56%	07/15/2034	5,000,000	3,187,365
Invesco CLO, Ltd., CLO 2021-2A, SUB(c)(f)	N/A	Estimated yield of 0.00%	07/15/2034	500,000	123,010
Madison Park Funding XVIII, Ltd., CLO 2015-18A, SUB(c)	N/A	Estimated yield of 12.37%	10/21/2030	4,000,000	1,459,520
Madison Park Funding XX, Ltd., CLO 2016-20A, SUB(c)	N/A	Estimated yield of 19.71%	07/27/2030	1,740,000	767,079
Madison Park Funding XXIX, Ltd., CLO 2018-29A, SUB(c)	N/A	Estimated yield of 15.39%	10/18/2047	3,750,000	1,979,194
Madison Park Funding XXVIII, Ltd., CLO 2018-28A, SUB(c)	N/A	Estimated yield of 17.88%	07/15/2030	5,000,000	2,907,875
Madison Park Funding XXXVII, Ltd., CLO 2019-37A, SUB(c)	N/A	Estimated yield of 21.66%	07/15/2049	5,500,000	3,910,500
Magnetite XIX, Ltd., CLO 2017-19A, SUB(c)	N/A	Estimated yield of 27.97%	04/17/2034	3,200,000	1,865,283
Niagara Park CLO, Ltd., CLO 2019-1A, SUB(c)	N/A	Estimated yield of 13.21%	07/17/2032	2,648,000	1,349,421
NYACK Park CLO, Ltd., CLO 2021-1A, SUB(c)	N/A	Estimated yield of 15.98%	10/20/2034	1,000,000	695,100
Oak Hill Credit Partners X-R, Ltd., CLO 2014-10RA, SUB(c)	N/A	Estimated yield of 17.25%	04/20/2034	6,673,000	2,684,074
OHA Credit Partners XI, Ltd., CLO 2015-11A, SUB(c)	N/A	Estimated yield of 12.78%	01/20/2032	2,750,000	1,337,875
OHA Credit Partners XII, Ltd., CLO 2016-12A, SUB(c)	N/A	Estimated yield of 13.54%	07/23/2030	1,500,000	729,360
OHA Credit Partners XIII, Ltd., CLO 2016-13A, SUB(c)	N/A	Estimated yield of 23.67%	10/21/2034	1,600,000	967,765
Point Au Roche Park CLO, Ltd., CLO 2021-1A, SUB(c)	N/A	Estimated yield of 13.89%	07/20/2034	5,000,000	3,156,690
Recette CLO, Ltd., CLO 2015-1A, SUB(c)(e)	N/A	Estimated yield of 13.70%	04/20/2034	10,400,000	3,863,454
Recette CLO, Ltd., CLO 2015-1A, SUB(c)(f)	N/A	Estimated yield of 0.00%	04/20/2034	10,400,000	15,184
Regatta XIX Funding, Ltd., CLO 2022-1A, SUB(c)	N/A	Estimated yield of 22.61%	04/20/2035	6,017,000	5,023,208
Regatta XVIII Funding, Ltd., CLO 2021-1A, SUB(c)	N/A	Estimated yield of 14.91%	01/15/2034	7,175,322	4,861,690
Regatta XXIV Funding, Ltd., CLO 2021-5A, SUB(c)	N/A	Estimated yield of 14.97%	01/20/2035	5,000,000	3,150,000
Rockland Park CLO, Ltd., CLO 2021-1A, SUB(c)	N/A	Estimated yield of 14.35%	04/20/2034	9,000,000	5,265,900
Rockland Park CLO, Ltd., CLO 2021-1A, M1(c)(f)	N/A	Estimated yield of 0.00%	04/20/2034	9,000,000	25,830
Rockland Park CLO, Ltd., CLO 2021-1A, M2(c)(f)	N/A	Estimated yield of 0.00%	04/20/2034	9,000,000	90,270
Sixth Street CLO XVII, Ltd., CLO 2021-17A, SUB(c)	N/A	Estimated yield of 16.20%	01/20/2034	1,100,000	733,409
THL Credit Wind River CLO, Ltd., CLO 2018-3A, SUB(c)	N/A	Estimated yield of 15.27%	01/20/2031	3,000,000	1,579,200
THL Credit Wind River CLO, Ltd., CLO 2018-2A, SUB(c)	N/A	Estimated yield of 10.18%	07/15/2030	3,031,000	1,082,361
Thompson Park CLO, Ltd., CLO 2021-1A, SUB(c)	N/A	Estimated yield of 19.94%	04/15/2034	4,000,000	3,100,400
Wind River CLO, Ltd., CLO 2016-1A, SUB(c)	N/A	Estimated yield of 0.00%	07/15/2028	4,000,000	400
Total Collateralized Loan Obligations Equity (Cost $177,747,507)				$275,959,394	$140,155,964

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
CORPORATE BONDS - 6.66%* (4.02% of Total Investments)
Automobiles - 0.32% (0.20% of Total Investments)
Ford Motor Credit Co. LLC, Senior Unsecured	6.95%	N/A	03/06/2026	455,000	457,204
Ford Motor Credit Co. LLC, Senior Unsecured	7.35%	N/A	03/06/2030	385,000	393,261
Total Automobiles				840,000	850,465

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
CORPORATE BONDS - 6.66%* (4.02% of Total Investments) (continued)
Chemicals - 0.13% (0.08% of Total Investments)
Herens Holdco Sarl, Senior Secured(c)	4.75%	N/A	05/15/2028	$444,000	$341,792

Diversified Consumer Services - 0.15% (0.09% of Total Investments)
Sabre GLBL, Inc., Senior Secured(c)	11.25%	N/A	12/15/2027	461,000	390,698

Diversified Telecommunication Services - 0.85% (0.51% of Total Investments)
Altice Financing SA, Senior Secured(c)	5.75%	N/A	08/15/2029	1,197,000	927,950
Altice France SA, Senior Secured(c)	5.50%	N/A	10/15/2029	667,000	479,302
Consolidated Communications, Inc., Senior Secured(c)	5.00%	N/A	10/01/2028	1,125,000	843,750
Total Diversified Telecommunication Services				2,989,000	2,251,002

Electric Utilities - 0.35% (0.21% of Total Investments)
PG&E Corp., Senior Secured	5.00%	N/A	07/01/2028	1,000,000	918,060

Electronic Equipment, Instruments & Components - 0.05% (0.03% of Total Investments)
Coherent Corp., Senior Unsecured(c)	5.00%	N/A	12/15/2029	146,000	131,765

Gas Utilities - 0.32% (0.19% of Total Investments)
Ferrellgas LP / Ferrellgas Finance Corp., Senior Unsecured(c)	5.88%	N/A	04/01/2029	1,000,000	837,500

Health Care Equipment & Supplies - 0.26% (0.16% of Total Investments)
Medline Borrower LP, Senior Unsecured(c)	5.25%	N/A	10/01/2029	62,000	53,759
Mozart Debt Merger Sub, Inc., Senior Secured(c)	3.88%	N/A	04/01/2029	727,000	630,309
Total Health Care Equipment & Supplies				789,000	684,068

Health Care Technology - 0.45% (0.27% of Total Investments)
AthenaHealth Group, Inc., Senior Unsecured(c)	6.50%	N/A	02/15/2030	1,411,000	1,189,895

Hotels, Restaurants & Leisure - 0.73% (0.43% of Total Investments)
CEC Entertainment LLC, Senior Secured(c)	6.75%	N/A	05/01/2026	470,000	449,085
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., Senior Unsecured(c)	6.75%	N/A	01/15/2030	328,000	278,615
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, Senior Unsecured(c)	5.00%	N/A	06/01/2029	529,000	469,609
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Senior Unsecured(c)	6.63%	N/A	03/01/2030	205,000	180,400
SeaWorld Parks & Entertainment, Inc., Senior Unsecured(c)	5.25%	N/A	08/15/2029	600,000	539,063
Total Hotels, Restaurants & Leisure				2,132,000	1,916,772

Industrial Conglomerates - 0.51% (0.31% of Total Investments)
APi Group DE, Inc., Senior Unsecured(c)	4.75%	N/A	10/15/2029	1,034,000	928,563
MajorDrive Holdings IV LLC, Senior Unsecured(c)	6.38%	N/A	06/01/2029	545,000	432,367
Total Industrial Conglomerates				1,579,000	1,360,930

Insurance - 0.49% (0.30% of Total Investments)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, Senior Secured(c)	4.25%	N/A	10/15/2027	750,000	680,625
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, Senior Secured(c)	6.75%	N/A	04/15/2028	622,000	612,670
Total Insurance				1,372,000	1,293,295

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
CORPORATE BONDS - 6.66%* (4.02% of Total Investments) (continued)
Machinery - 0.31% (0.19% of Total Investments)
Chart Industries, Inc., Senior Secured(c)	7.50%	N/A	01/01/2030	$472,000	$481,534
Chart Industries, Inc., Senior Unsecured(c)	9.50%	N/A	01/01/2031	316,000	336,297
Total Machinery				788,000	817,831

Professional Services - 0.68% (0.41% of Total Investments)
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., Senior Secured(c)	6.00%	N/A	11/01/2029	2,176,000	1,782,960

Software - 0.36% (0.22% of Total Investments)
McAfee Corp., Senior Unsecured(c)	7.38%	N/A	02/15/2030	1,102,000	958,409

Transportation Infrastructure - 0.70% (0.42% of Total Investments)
Uber Technologies, Inc., Senior Unsecured(c)	4.50%	N/A	08/15/2029	2,000,000	1,840,580

Total Corporate Bonds (Cost $19,476,624)				$20,229,000	$17,566,022

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SECURED SECOND LIEN LOANS(b) - 3.03%* (1.83% of Total Investments)
Aerospace & Defense - 0.70% (0.42% of Total Investments)
Amentum Government Services Holdings LLC, TL	12.65%	1M SOFR + 7.50%	02/15/2030	2,016,807	1,794,958
New Constellis Borrower LLC, Series B	16.02%	3M US L + 11.00%	03/27/2026	107,755	52,441
Total Aerospace & Defense				2,124,562	1,847,399

Air Freight & Logistics - 0.20% (0.12% of Total Investments)
LaserShip, Inc., Initial	12.69%	1M US L + 7.50%	05/07/2029	745,852	522,096

Building Products - 0.21% (0.13% of Total Investments)
Diversitech Holdings, INC. TL	11.91%	3M US L + 6.75%	12/21/2029	468,750	410,156
Visual Comfort Group, Inc. (fka VC GB Holdings, Inc.)(aka Visual Comfort Generation Brands), Initial 2nd Lien Term Loan	12.23%	3M US L + 6.75%	07/23/2029	169,492	145,763
Total Building Products				638,242	555,919

Chemicals - 0.08% (0.05% of Total Investments)
CP Iris Holdco I, Inc., Initial	12.20%	1M US L + 7.00%	10/01/2029	258,621	201,724

Commercial Services & Supplies - 0.27% (0.16% of Total Investments)
AVSC Holding Corp., Initial	12.43%	1M US L + 7.25%	09/01/2025	805,556	718,556

Communications Equipment - 0.13% (0.08% of Total Investments)
Global Tel*Link Corp., 2nd Lien	15.20%	1M SOFR + 10.00%	11/29/2026	347,222	275,174
MLN US Holdco LLC	11.78%	3M SOFR + 6.70%	10/18/2027	128,761	59,874
Total Communications Equipment				475,983	335,048

Construction & Engineering - 0.10% (0.06% of Total Investments)
DG Investment Intermediate Holdings 2, Inc., 2nd Lien	11.97%	1M US L + 6.75%	03/30/2029	292,804	258,276

Diversified Consumer Services - 0.16% (0.10% of Total Investments)
Travelport Finance Luxembourg Sarl, 2021 Consented	4.86%	3M US L + 4.00%	05/29/2026	582,106	361,453
TruGreen LP, Initial	13.77%	3M US L + 8.50%	11/02/2028	125,392	71,473
Total Diversified Consumer Services				707,498	432,926

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SECURED SECOND LIEN LOANS(b) (continued)
Diversified Financial Services - 0.08% (0.05% of Total Investments)
Nexus Buyer LLC, TL	11.45%	1M SOFR + 6.25%	11/05/2029	$245,536	$218,834

Electronic Equipment, Instruments & Components - 0.02% (0.01% of Total Investments)
Infinite Bidco LLC, Initial	12.50%	3M US L + 7.00%	03/02/2029	69,869	58,603

Health Care Providers & Services - 0.05% (0.03% of Total Investments)
Verscend Holding Corp., Initial	12.22%	1M SOFR + 7.00%	04/02/2029	135,802	135,802

Insurance - 0.35% (0.21% of Total Investments)
Asurion LLC, New B-4	10.45%	1M SOFR + 5.25%	01/20/2029	1,104,603	923,724

Professional Services - 0.06% (0.04% of Total Investments)
National Intergovernmental Purchasing Alliance Co.	12.74%	3M SOFR + 7.50%	05/26/2026	169,482	157,619

Software - 0.62% (0.37% of Total Investments)
Ascend Learning 11/21 2nd Lien TL	10.95%	1M SOFR + 5.75%	12/10/2029	462,963	391,588
DCert Buyer, Inc., First Amendment Refinancing	12.26%	3M SOFR + 7.00%	02/19/2029	156,627	142,792
EagleView Technology Corp., Term Loan 2nd Lien	13.04%	3M US L + 7.50%	08/14/2026	198,167	157,543
MH Sub I LLC, 2021 Replacement	11.35%	1M SOFR + 6.25%	02/23/2029	1,000,000	866,880
Ultimate Software 11/21 2nd Lien TL	10.27%	1M SOFR + 5.25%	05/03/2027	75,676	73,189
Total Software				1,893,433	1,631,992

Total Secured Second Lien Loans (Cost $9,567,714)				$9,667,843	$7,998,518

SENIOR SECURED FIRST LIEN LOANS(b) - 70.59%* (42.64% of Total Investments)
Aerospace & Defense - 1.46% (0.88% of Total Investments)
Amentum Government Services Holdings LLC TLD 1L	9.15%	1M SOFR + 4.00%	02/15/2029	1,864,008	1,817,408
Constellis Holdings LLC, Priority	12.96%	3M US L + 7.75%	09/27/2025	120,663	100,150
Peraton Corp., B	8.85%	1M US L + 3.75%	02/01/2028	1,848,334	1,812,366
Spirit AeroSystems, Inc. TL 1L	9.55%	3M SOFR + 4.50%	01/15/2027	114,083	114,254
Total Aerospace & Defense				3,947,088	3,844,178

Air Freight & Logistics - 0.90% (0.55% of Total Investments)
Apple Bidco LLC	9.10%	1M SOFR + 4.00%	09/22/2028	534,070	530,732
Brown Group Hldg TLB2 1L	8.85%	3M SOFR + 3.75%	07/02/2029	560,932	559,429
LaserShip, Inc., Initial	9.69%	1M US L + 4.50%	05/07/2028	1,570,463	1,287,779
Total Air Freight & Logistics				2,665,465	2,377,940

Airlines - 1.09% (0.66% of Total Investments)
AVOLON TLB BORROWER 1 (US) LLC, TL	7.58%	1M SOFR + 2.50%	06/22/2028	1,422,557	1,420,779
United AirLines, Inc., Class B	9.29%	3M US L + 3.75%	04/21/2028	1,443,185	1,440,385
Total Airlines				2,865,742	2,861,164

Auto Components - 2.37% (1.43% of Total Investments)
Clarios Global LP, TL	8.85%	1M SOFR + 3.75%	05/06/2030	710,233	707,790
Dealer Tire Financial LLC	9.60%	1M SOFR + 4.50%	12/14/2027	1,099,204	1,093,708
First Brands Group, LLC, Refinanced	10.25%	3M SOFR + 5.00%	03/30/2027	568,570	555,425
FIRST BRANDS GROUP, LLC, TL	10.25%	6M SOFR + 5.43%	03/30/2027	868,526	847,899
Garrett Motion SARL TLB 1L	9.73%	3M SOFR + 4.50%	04/30/2028	1,373,613	1,346,141
IXS Holdings, Inc., Initial	9.48%	3M SOFR + 4.25%	03/05/2027	1,153,403	1,001,062
LTR Intermediate Holdings, Inc., Initial	9.72%	3M US L + 6.05%	05/05/2028	366,366	322,402

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Auto Components (continued)
PHINIA INC., TL(g)	N/A	SOFR + 4.00%	06/08/2028	$375,567	$374,628
Total Auto Components				6,515,482	6,249,055

Automobiles - 0.47% (0.29% of Total Investments)
American Axle & Manufacturing, Inc., TLB	8.75%	1M SOFR + 3.50%	12/13/2029	223,600	222,762
Driven Holdings LLC, TLB	8.15%	1M US L + 3.00%	12/17/2028	97,681	95,484
RVR Dealership Holdings LLC, B	8.97%	3M SOFR + 3.75%	02/08/2028	1,002,293	930,879
Total Automobiles				1,323,574	1,249,125

Beverages - 0.07% (0.05% of Total Investments)
Triton Water Holdings, Inc., Initial	8.74%	3M SOFR + 3.50%	03/31/2028	201,230	194,220

Building Products - 1.49% (0.90% of Total Investments)
Cornerstone Building Brands, Inc., Tranche B	8.50%	1M SOFR + 3.25%	04/12/2028	381,502	364,575
Foundation Building Materials, Inc., Initial	8.52%	3M US L + 3.25%	01/31/2028	222,213	215,522
LHS Borrower	9.95%	1M SOFR + 4.75%	02/16/2029	908,871	754,817
Osmosis Buyer, Ltd., Initial B	8.90%	1M SOFR + 3.75%	07/31/2028	1,285,691	1,260,620
Park River Holdings, Inc., Initial	8.52%	6M US L + 3.25%	12/28/2027	94,386	90,321
Snap One 11/21 Cov-Lite TLB	9.89%	3M SOFR + 4.50%	12/08/2028	754,634	718,162
Visual Comfort Group, Inc. (fka VC GB Holdings, Inc.)(aka Visual Comfort Generation Brands), Initial 1st Lien Term Loan	8.48%	3M US L + 3.00%	07/21/2028	320,617	310,863
White Cap Buyer LLC, Initial Closing Date	8.85%	1M SOFR + 3.75%	10/19/2027	217,035	214,804
Total Building Products				4,184,949	3,929,684

Capital Markets - 0.63% (0.38% of Total Investments)
Hudson River Trading LLC, Term Loan	8.22%	1M SOFR + 3.00%	03/20/2028	1,721,201	1,671,286

Chemicals - 3.45% (2.08% of Total Investments)
CP Iris Holdco I, Inc.
Delayed Draw(g)(h)	N/A	SOFR + 3.75%	10/02/2028	5,643	2,293
Initial	8.95%	1M SOFR + 3.75%	10/02/2028	225,587	209,007
Discovery Purchaser Corporation TL 1L	9.62%	3M SOFR + 4.38%	10/04/2029	655,603	625,898
Herens Holdco S.a r.l., Facility B	9.27%	3M SOFR + 3.93%	07/03/2028	1,597,515	1,346,354
Hexion Holdings Corp. TL 1L	9.78%	3M SOFR + 4.50%	03/15/2029	846,192	796,343
Ineos US Finance LLC, TLB
2027-II	8.95%	1M SOFR + 3.75%	11/08/2027	240,394	239,327
2030	8.70%	1M SOFR + 3.50%	02/15/2030	642,114	637,869
LSF11 A5 HoldCo, LLC TLB 1L	8.72%	1M SOFR + 3.50%	10/15/2028	546,829	538,627
Lummus Technology Holdings V LLC, 2021 Refinancing B	8.72%	1M US L + 3.50%	06/30/2027	1,049,092	1,038,979
Nouryon Finance B.V., TLB	8.99%	3M SOFR + 4.00%	04/03/2028	396,621	392,488
Olympus Water US Holding Corp.
2022 Incremental TL	9.84%	3M SOFR + 4.50%	11/09/2028	330,909	318,241
Inital	9.25%	3M SOFR + 3.75%	11/09/2028	345,025	330,793
PMHC II, Inc. TL	9.30%	3M SOFR + 4.25%	04/21/2029	1,439,267	1,264,756
Polar US Borrower LLC, Initial	9.72%	3M SOFR + 4.75%	10/15/2025	838,635	659,025
VANTAGE SPECIALTY CHEMICALS, INC., TLB	9.90%	1M SOFR + 4.75%	10/26/2026	704,441	682,955
Total Chemicals				9,863,867	9,082,955

Commercial Services & Supplies - 2.68% (1.62% of Total Investments)
Allied Universal Holdco LLC, Initial U.S. Dollar	8.95%	1M SOFR + 3.75%	05/12/2028	1,222,726	1,186,729
Allied Universal Holdco LLC TLB 1L	9.88%	3M SOFR + 4.75%	05/12/2028	1,602,274	1,562,890
Ankura Consulting Group LLC, Closing Date	9.72%	1M SOFR + 4.50%	03/17/2028	176,123	171,720

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Commercial Services & Supplies (continued)
Belfor Holdings, Inc.	9.35%	1M SOFR + 4.25%	04/06/2026	$927,950	$927,950
BRIGHTVIEW LANDSCAPES, LLC TLB1L	8.30%	3M SOFR + 3.25%	04/20/2029	1,265,956	1,244,599
Garda World Security Corporation TLB 1L	9.33%	1M SOFR + 4.25%	02/01/2029	541,328	534,729
Viad Corp, Initial	10.22%	1M SOFR + 5.00%	07/30/2028	1,477,500	1,433,175
Total Commercial Services & Supplies				7,213,857	7,061,792

Communications Equipment - 0.40% (0.24% of Total Investments)
Casa Systems, Inc., Initial	12.22%	3M SOFR + 6.50%	12/20/2023	730,277	653,598
Global Tel*Link Corp., 2018	9.45%	1M US L + 4.25%	11/29/2025	444,313	406,546
Total Communications Equipment				1,174,590	1,060,144

Construction & Engineering - 1.09% (0.66% of Total Investments)
DG Investment Intermediate Hlgds, Inc. TL 1L	9.90%	3M SOFR + 4.75%	03/31/2028	1,471,324	1,442,824
DG Investment Intermediate Holdings 2, Inc., Initial	8.97%	1M US L + 3.75%	03/31/2028	84,851	83,133
TRC Companies 11/21 TL	8.90%	3M US L + 3.75%	12/08/2028	1,385,835	1,359,850
Total Construction & Engineering				2,942,010	2,885,807

Construction Materials - 0.45% (0.27% of Total Investments)
Schweitzer-Mauduit International, Inc., B	9.00%	1M US L + 3.75%	04/20/2028	489,431	469,854
Smyrna Ready Mix Concrete, LLC TLB 1L	9.45%	1M SOFR + 4.25%	04/02/2029	705,312	704,430
Total Construction Materials				1,194,743	1,174,284

Containers & Packaging - 2.57% (1.55% of Total Investments)
Clydesdale Acquisition Holdings, Inc.	9.38%	1M SOFR + 4.18%	04/13/2029	2,542,576	2,498,920
LABL, INC. TL 1L	10.20%	1M SOFR + 5.00%	10/29/2028	959,730	949,039
Pelican Products, Inc. TL	9.64%	3M SOFR + 4.25%	12/29/2028	485,125	438,432
Pretium PKG Holdings, Inc., Initial	9.29%	3M US L + 4.00%	10/02/2028	245,568	182,558
RLG Holdings LLC, Closing Date Initial	9.47%	1M SOFR + 4.25%	07/07/2028	1,652,454	1,567,352
Sabert Corp., Initial	9.72%	1M US L + 4.50%	12/10/2026	1,132,754	1,129,922
Total Containers & Packaging				7,018,207	6,766,223

Distributors - 0.88% (0.53% of Total Investments)
American Tire Distributors, Inc., TLB	11.49%	3M SOFR + 6.25%	10/20/2028	496,443	429,309
BCPE Empire Holdings, Inc.	9.83%	1M SOFR + 4.75%	12/11/2028	1,894,679	1,887,877
Total Distributors				2,391,122	2,317,186

Diversified Consumer Services - 2.36% (1.43% of Total Investments)
EP PURCHASER, LLC, TL	10.00%	3M SOFR + 4.50%	11/06/2028	320,027	308,026
KUEHG CORP., TL	10.24%	3M SOFR + 5.00%	05/23/2030	620,780	613,797
Learning Care Group No. 2, Inc., 2020 Incremental	13.92%	3M US L + 8.50%	03/13/2025	381,173	380,697
LifeMiles, Ltd., Initial	10.78%	3M SOFR + 5.25%	08/30/2026	71,463	70,212
Pug LLC, B-2	9.45%	1M SOFR + 4.25%	02/12/2027	1,507,909	1,357,118
Sabre GLBL Inc., TLB 1L
2022 Term B Loans	9.45%	1M SOFR + 4.25%	06/30/2028	62,206	48,753
2022 Term B-2 Loans	10.20%	1M SOFR + 5.00%	06/30/2028	58,182	46,080
Sabre GLBL, Inc.
2021 Other B-1	8.72%	1M SOFR + 3.50%	12/17/2027	179,369	139,639
2021 Other B-2	8.72%	1M SOFR + 3.50%	12/17/2027	278,853	217,087
Spin Holdco, Inc., Initial	9.23%	3M US L + 4.00%	03/04/2028	1,421,000	1,212,923
Staples, Inc., 2019 Refinancing New B-1	10.30%	3M US L + 5.00%	04/16/2026	957,820	816,695
The Knot WorldWide Inc. Tl 1L	9.70%	1M SOFR + 4.50%	12/19/2025	845,714	844,657

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Diversified Consumer Services (continued)
TruGreen LP, Second Refinancing	9.20%	1M SOFR + 4.00%	11/02/2027	$179,614	$164,886
Total Diversified Consumer Services				6,884,110	6,220,570

Diversified Financial Services - 2.67% (1.61% of Total Investments)
Aretec Group, Inc., TLB(g)	N/A	SOFR + 4.50%	03/08/2030	378,526	377,344
CoreLogic, Inc.	8.75%	1M US L + 3.50%	06/02/2028	1,000,000	901,500
Edelman Financial Center LLC, Initial (2021)	8.94%	1M US L + 3.75%	04/07/2028	422,994	411,734
FOCUS FINANCIAL PARTNERS, LLC, TLB	8.35%	1M SOFR + 3.25%	06/30/2028	1,031,259	1,022,091
Galaxy US Opco Inc. TL	9.85%	1M SOFR + 4.75%	04/29/2029	613,879	575,512
HighTower Holding LLC, Initial	9.15%	1M US L + 4.00%	04/21/2028	554,678	538,731
Mercury Borrower, Inc., TL	8.72%	1M US L + 3.50%	08/02/2028	254,115	249,511
Nexus Buyer LLC, B	8.95%	1M SOFR + 3.75%	11/09/2026	345,179	332,480
Paysafe Holdings US Corp., Facility B1	7.95%	1M SOFR + 2.75%	06/28/2028	145,041	140,810
VeriFone Systems, Inc., Initial	9.48%	3M US L + 4.00%	08/20/2025	2,642,107	2,480,833
Total Diversified Financial Services				7,387,778	7,030,546

Diversified Telecommunication Services - 4.27% (2.58% of Total Investments)
Altice Financing S.A. TL 1L	9.99%	3M SOFR + 5.00%	10/29/2027	1,415,733	1,366,183
Altice France SA	10.49%	3M SOFR + 5.50%	07/31/2025	2,750,849	2,439,095
Consolidated Communications, Inc., B-1	8.72%	1M SOFR + 3.50%	10/02/2027	700,484	616,678
DIRECTV Financing LLC, Closing Date	10.22%	1M US L + 5.00%	08/02/2027	2,130,740	2,080,731
Intelsat Jackson Holdings S.A.	9.44%	3M SOFR + 4.25%	02/01/2029	836,954	832,769
LCPR Loan Financing LLC, 2021 Additional	8.94%	1M US L + 3.75%	10/16/2028	583,258	581,438
Sorenson Communications LLC, 2021	10.69%	1M US L + 5.50%	03/17/2026	174,259	160,928
Syniverse Holdings, Inc.TL 1L	12.24%	3M SOFR + 7.00%	05/13/2027	427,323	389,044
Viasat, Inc.	9.60%	1M SOFR + 4.50%	03/04/2029	593,891	573,253
Windstream Services II LLC, Initial	11.35%	1M US L + 6.25%	09/21/2027	1,429,995	1,330,796
Xplornet Communications, Inc. TL 1L	9.22%	1M SOFR + 4.00%	10/02/2028	139,567	113,340
Zacapa S.a.r.l. TL 1L	9.24%	3M SOFR + 4.00%	03/22/2029	805,925	782,884
Total Diversified Telecommunication Services				11,988,978	11,267,139

Electric Utilities - 0.35% (0.21% of Total Investments)
Talen Energy Supply, LLC, TL	9.59%	3M SOFR + 4.50%	05/17/2030	938,030	933,734
Total Electric Utilities				938,030	933,734

Electrical Equipment - 0.31% (0.19% of Total Investments)
Energy Acquisition LP
Initial	9.61%	3M SOFR + 4.25%	06/26/2025	707,468	657,238
Tranche B(i)	7.50%	N/A	06/26/2025	183,281	170,452
Total Electrical Equipment				890,749	827,690

Electronic Equipment, Instruments & Components - 0.82% (0.50% of Total Investments)
Infinite Bidco LLC, Initial	8.99%	3M US L + 3.83%	03/02/2028	1,234,515	1,189,764
Mavenir Systems, Inc., Initial	10.14%	3M US L + 4.75%	08/18/2028	483,864	344,632
Natel Engineering Company, Inc., Initial	11.47%	1M US L + 6.25%	04/30/2026	502,585	425,101
Triton Solar US Acquisition Co., Initial	11.20%	1M SOFR + 6.00%	10/29/2024	231,743	207,798
Total Electronic Equipment, Instruments & Components				2,452,707	2,167,295

Energy Equipment & Services - 0.08% (0.05% of Total Investments)
Lealand Finance Company B.V.
Make-Whole	8.15%	3M US L + 3.00%	06/30/2024	8,469	6,352
Take-Back	5.10%	3M US L + 4.04%	06/30/2025	48,532	27,178

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Energy Equipment & Services (continued)
WaterBridge Midstream Operating LLC, Initial	11.01%	3M US L + 5.75%	06/22/2026	$171,695	$170,354
Total Energy Equipment & Services				228,696	203,884

Food & Staples Retailing - 0.32% (0.19% of Total Investments)
Upbound Group, Inc.	8.56%	3M US L + 3.25%	02/17/2028	844,639	843,583

Food Products - 0.14% (0.09% of Total Investments)
Pacific Bells LLC, Initial Term	10.00%	3M SOFR + 4.50%	11/10/2028	362,431	354,617
Whole Earth Brands, Inc., Term Loan	9.89%	3M SOFR + 8.89%	02/05/2028	32,746	25,313
Total Food Products				395,177	379,930

Health Care Equipment & Supplies - 1.39% (0.84% of Total Investments)
Bausch & Lomb Inc TL 1L	8.59%	3M SOFR + 3.25%	05/10/2027	1,433,406	1,388,612
Curium BidCo S.a r.l., Term Loan	9.79%	3M US L + 4.25%	12/02/2027	419,071	414,881
Mozart Debt Merger Sub, Inc. TLB 1L	8.47%	1M SOFR + 3.25%	10/23/2028	1,000,000	987,810
SOTERA HEALTH HOLDINGS, LLC	8.82%	3M SOFR + 3.75%	12/11/2026	452,169	451,604
ZEST ACQUISITION CORP., TL	10.64%	1M SOFR + 5.50%	02/08/2028	442,247	424,004
Total Health Care Equipment & Supplies				3,746,893	3,666,911

Health Care Providers & Services - 2.93% (1.77% of Total Investments)
Accelerated Health Systems, LLC TLB 1L	9.64%	3M SOFR + 4.25%	02/15/2029	305,843	247,274
AEA International Holdings S.a.r.l., Initial	9.31%	3M US L + 3.75%	09/07/2028	214,519	213,714
Cambrex Corp., Tranche B-2 Dollar	8.70%	1M SOFR + 3.50%	12/04/2026	248,458	245,869
Corgi Bidco, INC. TL 1L	10.24%	3M SOFR + 5.00%	10/13/2029	1,251,650	1,162,996
Curia Global, Inc., 2021	8.90%	3M SOFR + 3.75%	08/30/2026	61,911	53,055
Eyecare Partners LLC, Amendment No. 1	9.25%	3M SOFR + 3.75%	11/15/2028	960,261	685,790
Global Medical Response, Inc.
2018 New	9.47%	1M SOFR + 4.25%	03/14/2025	518,788	288,965
2020 Refinancing	9.44%	1M US L + 4.25%	10/02/2025	1,117,366	622,373
Heartland Dental LLC, 2021 Incremental	9.20%	3M US L + 4.00%	04/30/2025	29,104	28,703
Heartland Dental, LLC, Initial	8.95%	3M US L + 3.75%	04/30/2025	414,047	407,145
Hunter Holdco 3, Ltd., Initial Dollar	9.49%	3M US L + 4.25%	08/19/2028	474,011	468,877
Midwest Veterinary Partners LLC, Initial	9.19%	1M US L + 4.00%	04/27/2028	1,416,395	1,375,674
Pathway Vet Alliance LLC, 2021 Replacement	8.94%	1M US L + 3.75%	03/31/2027	296,531	260,948
Sharp MidCo, LLC TL 1L	9.34%	3M SOFR + 4.00%	12/31/2028	347,396	340,448
Southern Veterinary Partners LLC, Initial	9.22%	1M US L + 4.00%	10/05/2027	89,867	88,182
Summit Behavioral 11/21	10.24%	3M US L + 4.75%	11/24/2028	724,463	720,840
WCG Purchaser Corp., Initial	9.22%	1M SOFR + 4.00%	01/08/2027	534,165	523,481
Total Health Care Providers & Services				9,004,775	7,734,334

Health Care Technology - 1.81% (1.09% of Total Investments)
Athenahealth Group Inc. TLB 1L	8.59%	1M SOFR + 3.50%	02/15/2029	3,256,470	3,130,282
Athenahealth Group Inc., 1L(g)(h)	N/A	SOFR + 3.50%	02/15/2029	139,044	117,492
TTF Holdings LLC, Initial	9.25%	1M US L + 4.00%	03/31/2028	717,439	716,097
Waystar Technologies, Inc., Initial	9.22%	1M US L + 4.00%	10/22/2026	804,484	801,467
Total Health Care Technology				4,917,437	4,765,338

Hotels, Restaurants & Leisure - 2.93% (1.77% of Total Investments)
19th Holdings Golf	8.49%	1M SOFR + 3.25%	02/07/2029	1,687,773	1,641,359
Aimbridge Hsp Incre CL TLB	9.90%	1M US L + 4.75%	02/02/2026	246,215	240,215
Alterra Mountain Co.	8.95%	1M SOFR + 3.75%	05/31/2030	235,020	234,432
Arcis 11/21 Cov-Lite TLB	9.40%	3M US L + 4.25%	11/24/2028	517,652	518,366
Caesars Entertainment, Inc.	8.45%	1M SOFR + 3.25%	02/06/2030	511,008	510,543

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Hotels, Restaurants & Leisure (continued)
CARNIVAL CORPORATION TLB 1L	8.47%	1M SOFR + 3.25%	10/18/2028	$497,481	$492,506
Dave & Buster's Inc., TL(g)	N/A	SOFR + 3.75%	06/30/2029	581,619	578,711
Entain Holdings (Gibraltar) Limited, TLB	8.34%	6M SOFR + 3.50%	10/31/2029	662,744	659,596
Golden Entertainment, Inc., TL	7.94%	1M SOFR + 2.75%	05/24/2030	273,645	272,961
Herschend Entertainment Company LLC, Initial (2021)	8.97%	1M SOFR + 3.75%	08/27/2028	131,400	131,509
KINGPIN INTERMEDIATE HOLDINGS LLC, TLB	8.65%	3M SOFR + 3.50%	02/08/2028	607,590	602,845
Playa Hotels & Resorts B.V., TLB	9.34%	1M SOFR + 4.25%	01/05/2029	632,186	629,878
Topgolf Callaway Brands Corp., TLB	8.70%	1M SOFR + 3.50%	03/15/2030	443,388	442,648
Travel + Leisure Co.	9.35%	3M SOFR + 4.00%	12/14/2029	147,338	147,092
United PF Holdings LLC
Incremental Term Loan	13.60%	1M SOFR + 8.38%	12/30/2026	351,000	261,495
Initial	9.16%	3M US L + 4.00%	12/30/2026	504,334	373,712
Total Hotels, Restaurants & Leisure				8,030,393	7,737,868

Household Durables - 2.31% (1.39% of Total Investments)
Conair Holdings LLC, Initial	9.29%	3M US L + 3.75%	05/17/2028	1,258,004	1,182,914
Hunter Douglas Inc. TLB 1L	8.67%	3M SOFR + 3.50%	02/26/2029	3,485,195	3,296,785
Mattress Firm, Inc., 2021	9.95%	6M US L + 4.25%	09/25/2028	589,837	576,077
SAMSONITE INTERNATIONAL S.A.	7.83%	1M SOFR + 2.75%	05/15/2026	473,358	474,247
Weber-Stephen Products LLC, Initial B	8.47%	1M SOFR + 3.25%	10/30/2027	492,321	431,130
Weber-Stephen Products LLC TLB 1L	9.45%	1M SOFR + 4.25%	10/30/2027	136,009	119,575
Total Household Durables				6,434,724	6,080,728

Household Products - 0.80% (0.48% of Total Investments)
AMERICAN GREETINGS CORPORATION, TL	11.10%	1M SOFR + 6.00%	04/06/2028	429,263	428,833
Olaplex, Inc. TL 1L	8.70%	1M SOFR + 3.50%	02/23/2029	741,853	691,778
Sunshine Luxembourg VII Sarl, Facility B3	9.09%	3M SOFR + 3.75%	10/01/2026	1,000,000	993,380
Total Household Products				2,171,116	2,113,991

Industrial Conglomerates - 0.77% (0.47% of Total Investments)
Majordrive Holdings IV LLC, Initial	9.50%	3M US L + 4.00%	06/01/2028	251,557	245,017
MajorDrive Holdings IV LLC	10.93%	3M SOFR + 5.50%	06/01/2029	294,494	287,500
Redwood Star Merger Sub, Inc.	9.70%	1M SOFR + 4.50%	04/05/2029	1,183,651	1,167,376
Star US Bidco LLC, Initial	9.35%	1M US L + 4.25%	03/17/2027	342,158	335,742
Total Industrial Conglomerates				2,071,860	2,035,635

Insurance - 3.70% (2.24% of Total Investments)
Acrisure LLC
11/21 Incremental	9.44%	1M US L + 4.25%	02/15/2027	292,713	286,250
2020	8.69%	1M US L + 3.50%	02/15/2027	799,329	774,494
2021-1 Additional	8.94%	1M US L + 3.75%	02/15/2027	679,650	661,524
Term Loan	10.82%	3M SOFR + 5.75%	02/15/2027	686,638	688,355
ALLIANT HOLDINGS INTERMEDIATE, LLC, TLB	8.65%	1M SOFR + 3.50%	11/05/2027	30,171	29,958
AssuredPartners, Inc.	8.72%	1M SOFR + 3.50%	02/12/2027	1,035,362	1,024,149
ASSUREDPARTNERS, INC. TLB4 1L	9.35%	1M SOFR + 4.25%	02/12/2027	96,972	96,669
Asurion LLC, New B-9	8.79%	3M US L + 3.25%	07/31/2027	1,304,855	1,232,370
Asurion LLC TLB 1L	9.20%	1M SOFR + 4.00%	08/19/2028	480,412	454,138
BROADSTREET PARTNERS, INC. TLB 1L	9.16%	1M SOFR + 4.00%	01/26/2029	1,083,337	1,075,482
HUB INTERNATIONAL LIMITED, TL(g)	N/A	SOFR + 4.25%	06/20/2030	325,758	326,347
Hyperion Refinance Sarl	9.10%	1M SOFR + 4.00%	04/18/2030	956,158	952,572
IMA Financial Group, Inc., TL	9.44%	1M SOFR + 4.25%	11/01/2028	590,775	585,606
MIC Glen LLC	9.07%	3M SOFR + 4.00%	11/09/2029	280,945	280,512

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Insurance (continued)
OneDigital Borrower, LLC TL 1L	9.45%	1M SOFR + 4.25%	11/16/2027	$1,313,081	$1,290,102
Total Insurance				9,956,156	9,758,528

Internet and Catalog Retail - 0.34% (0.20% of Total Investments)
Fortrea Holdings, Inc.	10.24%	3M SOFR + 5.00%	08/25/2026	598,638	365,917
SHUTTERFLY, LLC, TL	11.24%	3M SOFR + 6.00%	08/25/2026	73,197	72,648
Titan Acquisition Co New Zealand Limited TL 1L	9.54%	3M US L + 4.00%	10/18/2028	461,517	451,276
Total Internet and Catalog Retail				1,133,352	889,841

IT Services - 1.59% (0.96% of Total Investments)
Avaya Inc, TL	13.60%	3M SOFR + 8.50%	08/01/2028	6,778	5,796
Constant Contact, Inc.	9.20%	3M US L + 4.00%	02/10/2028	1,662,552	1,582,550
Endurance International Group Holdings, Inc., Initial	8.79%	3M US L + 3.50%	02/10/2028	839,223	780,477
Intrado Corporation, TLB	9.05%	3M SOFR + 4.00%	01/31/2030	490,887	487,053
Virtusa Corp.	9.33%	3M US L + 3.75%	02/11/2028	1,176,680	1,160,501
Virtusa Corporation TL 1L	8.95%	1M SOFR + 3.75%	02/15/2029	188,205	185,617
Total IT Services				4,364,325	4,201,994

Machinery - 1.82% (1.10% of Total Investments)
Chart Industries, Inc.	8.94%	1M SOFR + 3.75%	03/17/2030	699,794	697,751
ELEMENT MTRL TECH GP HLDG DTL	9.59%	3M SOFR + 4.25%	06/22/2029	321,987	314,742
ELEMENT MTRL TECH GP HLDG TL	9.59%	3M SOFR + 4.25%	06/22/2029	697,638	681,941
EMRLD BORROWER LP TLB 1L	8.26%	3M SOFR + 3.00%	05/31/2030	1,402,176	1,400,858
PRO MACH GROUP, INC, TLB	10.20%	1M SOFR + 5.00%	08/31/2028	370,370	370,370
Pro Mach Group, Inc., Closing Date Initial	9.15%	3M US L + 4.00%	08/31/2028	910,221	907,218
Roper Industrial Products Investment Com LLC 1L	9.74%	3M SOFR + 4.50%	11/22/2029	439,758	437,559
Total Machinery				4,841,944	4,810,439

Media - 2.14% (1.29% of Total Investments)
BANIJAY GROUP US HOLDING, INC. TLB	9.02%	1M SOFR + 3.85%	03/01/2028	329,645	327,090
Castle US Holding Corp., Initial Dollar	8.94%	1M SOFR + 3.75%	01/29/2027	834,162	607,895
CREATIVE ARTISTS AGENCY, LLC TLB	8.60%	1M SOFR + 3.50%	11/27/2028	976,571	973,397
Cumulus Media New Holdings, Inc., Initial	9.23%	3M US L + 3.75%	03/31/2026	699,859	516,146
Recorded Books, Inc., 2021 Replacement	9.14%	3M SOFR + 4.00%	08/29/2025	938,541	937,368
Red Ventures, LLC, TLB	8.10%	1M SOFR + 3.00%	03/01/2030	877,230	869,239
United Talent Agency LLC, B	9.22%	1M SOFR + 4.00%	07/07/2028	1,007,427	994,834
WMG Acquisition Corp.	7.33%	1M US L + 2.13%	01/20/2028	419,729	418,231
Total Media				6,083,164	5,644,200

Oil, Gas & Consumable Fuels - 1.59% (0.96% of Total Investments)
Brazos Delaware II, LLC	8.90%	1M SOFR + 3.75%	02/11/2030	1,403,334	1,393,398
CQP Holdco LP	8.69%	1M US L + 3.50%	06/05/2028	61,727	61,573
Oryx Midstream Services Permian Basin LLC	8.51%	1M SOFR + 3.25%	10/05/2028	224,371	223,671
PAR PETROLEUM, LLC, TLB	9.61%	3M SOFR + 4.25%	02/28/2030	1,161,418	1,140,129
Permian Production Partners, LLC, Initial	11.22%	1M SOFR + 4.00%	11/20/2025	42,281	42,070
Traverse Midstream Partners LLC	8.94%	1M SOFR + 3.75%	02/16/2028	1,183,538	1,171,703
WHITEWATER WHISTLER HOLDINGS, LLC TLB 1L	8.15%	3M SOFR + 3.25%	02/15/2030	148,965	148,741
Total Oil, Gas & Consumable Fuels				4,225,634	4,181,285

Personal Products - 0.32% (0.19% of Total Investments)
KDC/ONE Development Corp., Inc., Initial (2020)	8.97%	1M SOFR + 3.75%	12/22/2025	863,857	839,453

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Pharmaceuticals - 0.93% (0.56% of Total Investments)
Alvogen Pharma US, Inc.	12.89%	3M SOFR + 7.50%	06/30/2025	$1,546,077	$1,267,783
Amneal Pharmaceuticals, LLC, Initial Term Loan	8.72%	3M US L + 3.50%	05/04/2025	967,708	930,616
Fortrea Holdings, Inc.	4.25%	1M SOFR + 3.75%	06/30/2030	244,704	244,582
Total Pharmaceuticals				2,758,489	2,442,981

Professional Services - 1.63% (0.98% of Total Investments)
AQ Carver Buyer, Inc., Initial	10.20%	1M SOFR + 5.00%	09/23/2025	451,514	451,514
Conduent Business Services, LLC TLB 1L	9.44%	1M US L + 4.25%	10/16/2028	307,201	301,570
Eisner Advisory Group LLC	10.47%	3M SOFR + 5.25%	07/30/2028	379,872	378,922
Equiniti Group PLC, TLB	10.09%	6M SOFR + 4.50%	12/11/2028	332,471	332,887
INDY US BIDCO, LLC, TL	11.35%	1M SOFR + 6.25%	03/06/2028	379,613	358,419
Indy US Holdco LLC(g)	N/A	SOFR + 6.25%	03/05/2028	783,202	739,476
UST Global, Inc.	8.77%	3M SOFR + 3.50%	11/20/2028	563,494	554,101
Vaco Holdings LLC	10.59%	6M SOFR + 5.00%	01/21/2029	1,284,954	1,170,118
Total Professional Services				4,482,321	4,287,007

Real Estate Investment Trusts (REITs) - 0.18% (0.11% of Total Investments)
STARWOOD PROPERTY MORTGAGE, L.L.C	8.35%	1M SOFR + 3.25%	11/18/2027	476,944	463,828

Real Estate Management & Development - 0.32% (0.19% of Total Investments)
Forest City Enterprises LP, Replacement	8.72%	1M SOFR + 3.50%	12/08/2025	1,068,045	838,415

Software - 8.45% (5.10% of Total Investments)
Apex Group Treasury LLC	9.99%	3M SOFR + 5.00%	07/27/2028	75,833	75,359
Apex Group Treasury, Ltd., USD	9.07%	3M US L + 3.75%	07/27/2028	1,024,390	1,010,305
Ascend Learning 11/21 TLB	8.70%	1M SOFR + 3.50%	12/11/2028	1,131,350	1,061,172
Astra Acquisition Corp. TL 1L	10.44%	1M US L + 5.25%	10/25/2028	319,119	221,389
Cardinal Parent, Inc., Initial	9.89%	3M SOFR + 4.50%	11/12/2027	237,209	207,361
CommerceHub, Inc., Initial	9.22%	3M SOFR + 4.00%	12/29/2027	814,968	706,642
Conservice Midco LLC, Initial	9.40%	3M SOFR + 4.25%	05/13/2027	1,099,899	1,091,067
Cornerstone OnDemand, Inc., Initial	9.25%	3M SOFR + 3.75%	10/16/2028	633,904	589,930
CT Technologies Intermediate Holdings, Inc., 2021	9.47%	1M US L + 4.25%	12/16/2025	258,579	239,912
DCert Buyer, Inc., Initial	9.26%	3M SOFR + 4.00%	10/16/2026	1,080,669	1,069,527
EagleView Technology Corp., Term Loan	9.04%	3M US L + 3.50%	08/14/2025	787,895	691,047
Fiserv Investment Solutions, Inc., Initial	9.13%	3M US L + 4.00%	02/18/2027	435,265	422,207
Greeneden U.S. Holdings I LLC, Initial Dollar (2020)	9.22%	1M SOFR + 4.00%	12/01/2027	1,415,661	1,410,607
Idera, Inc., B-1	8.96%	1M SOFR + 3.75%	03/02/2028	194,955	189,512
Imperva, Inc., Term Loan	9.34%	3M US L + 4.00%	01/12/2026	401,225	361,937
Magenta Buyer LLC, Initial	10.03%	3M US L + 4.75%	07/27/2028	2,142,728	1,606,146
MCAFEE CORP. TLB 1L	8.96%	1M SOFR + 3.75%	03/01/2029	2,912,701	2,780,406
MH SUB I, LLC	9.35%	1M SOFR + 4.25%	05/03/2028	2,423,646	2,321,853
Planview Parent, Inc., Closing Date	9.50%	3M SOFR + 4.00%	12/17/2027	948,663	897,084
Project Alpha Intermediate Holding, Inc., 2021 Refinancing	9.20%	1M US L + 4.00%	04/26/2024	1,561,790	1,557,886
QUARTZ ACQUIRECO, LLC TLB 1L(g)	N/A	SOFR + 3.50%	04/14/2030	622,532	621,754
Skillsoft Finance II, Inc., Initial	10.51%	1M SOFR + 5.25%	07/14/2028	355,370	308,877
SolarWinds Holdings, Inc., TL	8.85%	1M SOFR + 3.75%	02/05/2027	230,372	230,257
UKG INC., TL	9.88%	3M SOFR + 4.50%	05/04/2026	490,861	489,226
Ultimate Software 11/21 TL	8.27%	3M SOFR + 3.25%	05/04/2026	1,238,555	1,214,168
Upland Software, Inc., Initial	8.95%	1M US L + 3.75%	08/06/2026	965,000	902,680
Total Software				23,803,139	22,278,311

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Specialty Retail - 1.32% (0.80% of Total Investments)
Bass Pro/Great American 11/21 TLB	8.94%	1M US L + 3.75%	03/06/2028	$994,784	$986,079
Fender Musical Instruments Corporation	9.19%	1M SOFR + 4.00%	12/01/2028	200,786	191,249
Franchise Group, Inc.
Incremental TL	10.09%	3M SOFR + 4.75%	03/10/2026	346,366	319,523
Initial	9.97%	3M US L + 4.75%	03/10/2026	1,116,957	1,022,016
Jo-Ann Stores LLC, Additional B-1	10.02%	3M US L + 4.75%	07/07/2028	1,109,853	564,172
RISING TIDE HOLDINGS INC TL	10.26%	3M SOFR + 4.75%	06/01/2028	249,212	147,451
Torrid LLC, Closing Date	11.25%	6M SOFR + 5.50%	06/14/2028	291,518	251,872
Total Specialty Retail				4,309,476	3,482,362

Textiles, Apparel & Luxury Goods - 1.62% (0.98% of Total Investments)
ABG Intermediate Holdings 2 LLC, Tranche TLB-1 Term Loans	8.70%	1M SOFR + 3.50%	12/21/2028	1,207,522	1,200,579
ABG INTERMEDIATE HOLDINGS 2 LLC, TLB2	9.20%	1M SOFR + 4.00%	12/21/2028	1,962,117	1,951,696
Champ Acquisition Corp., Initial	10.71%	6M US L + 5.50%	12/19/2025	453,433	452,639
ELEVATE TEXTILES, INC.(g)	N/A	SOFR + 8.50%	09/30/2027	245,687	242,002
ELEVATE TEXTILES, INC., TL	11.89%	3M SOFR + 6.50%	09/30/2027	541,874	433,499
Total Textiles, Apparel & Luxury Goods				4,410,633	4,280,415

Transportation Infrastructure - 0.18% (0.11% of Total Investments)
Uber Technologies, Inc., TLB	8.03%	3M SOFR + 2.75%	03/01/2030	467,128	466,754

Wireless Telecommunication Services - 0.20% (0.12% of Total Investments)
LSF9 ATLANTIS HOLDINGS, LLC	12.49%	3M SOFR + 7.25%	03/31/2029	531,589	524,280

Total Senior Secured First Lien Loans (Cost $193,988,111)				$197,387,385	$186,124,312

	Shares	Value
COMMON STOCK - 0.11%* (0.06% of Total Investments)
Aerospace & Defense - 0.00%(j) (0.00% of Total Investments)
New Constellis Borrower LLC(k)	6,795	$2,127
Capital Markets - 0.00%(j) (0.00% of Total Investments)
Carestream 10/22 Equity(k)	873	5,455
Food & Staples Retailing - 0.07% (0.05% of Total Investments)
CEC Brands, LLC(k)	10,454	191,653
IT Services - 0.00%(j) (0.00% of Total Investments)
Avaya Holdings Corp.(f)(k)	411	5,754
Oil, Gas & Consumable Fuels - 0.01% (0.00% of Total Investments)
Permian Production Partners(k)	18,995	12,347
Textiles, Apparel & Luxury Goods - 0.03% (0.01% of Total Investments)
Elevate Textiles Common Stock(k)	20,088	60,413
Total Common Stock (Cost $169,880)	57,616	$277,749

	Shares	Value
MONEY MARKET MUTUAL FUNDS - 4.91%* (2.97% of Total Investments)
Invesco Short Term Investments Trust Treasury Portfolio, Institutional Class
(2.860% 7-Day Yield)	12,953,644	$12,953,644
Total Money Market Mutual Funds (Cost $12,953,644)	12,953,644	$12,953,644

Total Investments - 165.29% (Cost $489,300,258)		$435,828,679
Liabilities in Excess of Other Assets - (3.76)%		(9,913,819)
Preferred Shares (Net of $1,886,927 Deferred Financing Costs) - (18.21)%		(48,013,073)
Leverage Facility (Net of $125,699 Deferred Leverage Costs) - (43.32)%		(114,224,301)
Net Assets Applicable to Common Shareholders - 100.00%		$263,677,486

*	Amounts above are shown as a percentage of net assets applicable to common shareholders as of June 30, 2023.
(a)	The rate shown is the coupon as of the end of the reporting period.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Leveraged loans and CLO debt securities typically have reference Rate Floors (“Rate Floors”) embedded in their loan agreements and organizational documents. Leveraged loans generally have Rate Floors of 0% or more, while CLO debt securities often set Rate Floors at 0%. Rate Floors serve to establish a minimum base rate to be paid by the borrower before the fixed spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $226,705,931, which represents approximately 85.98% of the Trust's net assets as of June 30, 2023. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(d)	CLO subordinated notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once per quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields shown are as of June 30, 2023.
(e)	Fair value includes the Trust's interest in fee rebates on CLO subordinated notes.
(f)	As a result of the use of significant unobservable inputs to determine fair value, this investment has been classified as a Level 3 asset.
(g)	When-issued or delivery-delayed security. All or a portion of this position has not settled as of June 30, 2023. The interest rate shown represents the stated spread over the applicable reference rate floor; the Trust will not accrue interest until the settlement date, at which point the reference rate floor will be established. The total cost of securities purchased on a when-issued or delivery-delayed basis was $3,380,047 as of June 30, 2023.
(h)	This investment has an unfunded commitment as of June 30, 2023.
(i)	Fixed rate.
(j)	Less than 0.005%.
(k)	Non-income producing security.

All securities held as of June 30, 2023 are pledged as collateral for the Trust’s credit facility.

1M US L- 1 Month LIBOR (London Interbank Offered Rate)

3M US L- 3 Month LIBOR (London Interbank Offered Rate)

6M US L -6 Month LIBOR (London Interbank Offered Rate)

1M SOFR - 1 Month SOFR (Secured Overnight Financing Rate)

3M SOFR – 3 Month SOFR (Secured Overnight Financing Rate)

6M SOFR - 6 Month SOFR (Secured Overnight Financing Rate)

s.a.r.l - Societe Anonyme a Responsabilite Limitee (French: Limited Liability Company)